1775 I Street, N.W.
Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct
+1 202 261 3024 Fax

December 2, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS PACE® Select Advisors Trust (“Registrant”)
File Nos. 33-87254 and 811-8764
Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant: (i) that the forms of the Registrant’s stand-alone Prospectus for UBS PACE® Money Market Investments and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from those contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on November 27, 2009.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen

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